Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of doubtful accounts
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,460	1,415	1,415
Write back for the year	(45)	—	—

Balance, March 31	1,415	1,415	1,415